Long term debt	12 Months Ended
Mar. 31, 2012
Long term debt [Abstract]
Long term debt

15. Long term debt

a) Long term debt are as follows:

Current:
	March 31, 2012	March 31, 2011
Credit facilities (note 15(b))	$10,000	$10,000
Capital lease obligations (note 15(c))	4,402	$4,862
	$14,402	$14,862
Long term:
	March 31, 2012	March 31, 2011
Credit facilities (note 15(b))	$68,767	$61,970
Capital lease obligations (note 15(c))	6,299	3,831
Series 1 Debentures (note 15(e))	225,000	225,000
	$300,066	$290,801

b) Credit Facilities

	March 31, 2012	March 31, 2011
Term A Facility	$20,950	$24,698
Term B Facility	37,496	43,748
Total term facilities	$58,446	$68,446
Revolving Facility	20,321	3,524
Total credit facilities	$78,767	$71,970
Less: current portion of term facilities	(10,000)	(10,000)
	$68,767	$61,970

As of March 31, 2012, the Company had outstanding borrowings of $58.4 million (March 31, 2011 – $68.4 million) under the term facilities, $20.3 million (March 31, 2011 – $3.5 million) under the Revolving Facility and had issued $15.0 million (March 31, 2011 – $12.3 million) in letters of credit under the Revolving Facility to support performance guarantees associated with customer contracts. The funds available for borrowing under the Revolving Facility are reduced by any outstanding letters of credit.

Effective September 30, 2011, the Company entered into a Second Amending Agreement to the Fourth Amended and Restated Credit Agreement to provide a temporary increase in the amount available under the Revolving Facility from $85 million to $110.0 million. This increase, which was to remain in effect until March 31, 2012, provided additional borrowing availability to meet working capital requirements and to accommodate the issuance of letters of credit. The receipt of proceeds resulting from the settlement of the Canadian Natural Resources Limited (Canadian Natural) contract negotiations were to be used to repay amounts outstanding on the Revolving Facility and the amount available for borrowing under the temporary addition was to be permanently reduced by the amount of the settlement proceeds received on December 22, 2011. The amount available under the temporary increase was reduced by the $4.3 million received from Canadian Natural, resulting in a reduction in the total amount available under the Revolving Facility to $105.7 million.

In March 2012, the Company entered into a Third Amending Agreement to the Fourth Amended and Restated Credit Agreement to extend the maturity date of the credit agreement by six months to October 31, 2013 and temporarily amended Consolidated EBITDA related covenants as defined within the credit agreement to maintain covenant compliance at year end. The amendment also extended the term of the temporary increase to the Company’s revolving credit facility to June 30, 2012. The Company’s unused borrowing availability under the Revolving Facility was $70.4 million at March 31, 2012. As defined in the agreement, 55% of the proceeds received from Canadian Natural will be used to prepay the outstanding principal and accrued interest under the temporary addition.

Interest on Canadian prime rate loans is paid at variable rates based on the Canadian prime rate plus the applicable pricing margin (as defined in the credit agreement). Interest on US base rate loans is paid at a rate per annum equal to the US base rate plus the applicable pricing margin. Interest on Canadian prime rate and US base rate loans is payable monthly in arrears and computed on the basis of a 365 day or 366 day year, as the case may be. Interest on LIBOR loans is paid during each interest period at a rate per annum, calculated on a 360 day year, equal to the LIBOR rate with respect to such interest period plus the applicable pricing margin. Stamping fees and interest related to the issuance of Bankers’ Acceptances is paid in advance upon the issuance of such Bankers’ Acceptance. The weighted average interest rate on Revolving Facility and Term Facility borrowings at March 31, 2012 was 6.92%.

The credit facilities are secured by a first priority lien on substantially all of the Company’s existing and after-acquired property and contain certain restrictive covenants including, but not limited to, incurring additional debt, transferring or selling assets, making investments including acquisitions, paying dividends or redeeming shares of capital stock.

c) Capital lease obligations

The Company’s capital leases primarily relate to licensed motor vehicles. The minimum lease payments due in each of the next five fiscal years are as follows:

2013	$4,693
2014	2,230
2015	1,938
2016	2,209
2017	651
Subtotal:	$11,721
Less: amount representing interest	(1,020)
Present value of minimum lease payments	$10,701
Less: current portion	(4,402)
Long term portion	$6,299

d) 8 3 /4% Senior Notes

The 8  3/4% senior notes were issued on November 26, 2003 in the amount of US $200.0 million (Canadian $263.0 million). On April 28, 2010, the Company redeemed the 8 3/4 % senior notes for $202,410 and recorded a $4,346 loss on debt extinguishment including a $4,324 write off of deferred financing costs (note 12(d)).

e) Series 1 Debentures

On April 7, 2010, the Company issued $225.0 million of 9.125% Series 1 Debentures (the “Series 1 Debentures”). The Series 1 Debentures mature on April 7, 2017. The Series 1 Debentures bear interest at 9.125% per annum and such interest is payable in equal instalments semi-annually in arrears on April 7 and October 7 in each year, commencing on October 7, 2010.

The Series 1 Debentures are unsecured senior obligations and rank equally with all other existing and future unsecured senior debt and senior to any subordinated debt that may be issued by the Company or any of its subsidiaries. The Series 1 Debentures are effectively subordinated to all secured debt to the extent of collateral on such debt.

At any time prior to April 7, 2013, the Company may redeem up to 35% of the aggregate principal amount of the Series 1 Debentures with the net cash proceeds of one or more public equity offerings at a redemption price equal to 109.125% of the principal amount, plus accrued and unpaid interest to the date of redemption, so long as:

i)	at least 65% of the original aggregate amount of the Series 1 Debentures remains outstanding after each redemption; and

ii)	any redemption by the Company is made within 90 days of the equity offering.

At any time prior to April 7, 2013, the Company may on one or more occasions redeem the Series 1 Debentures, in whole or in part, at a redemption price which is equal to the greater of (a) the Canada Yield Price (as defined in the trust indenture) and (b) 100% of the aggregate principal amount of Series 1 Debentures redeemed, plus, in each case, accrued and unpaid interest to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date).

The Series 1 Debentures are redeemable at the option of the Company, in whole or in part, at any time on or after: April 7, 2013 at 104.563% of the principal amount; April 7, 2014 at 103.042% of the principal amount; April 7, 2015 at 101.520% of the principal amount; April 7, 2016 and thereafter at 100% of the principal amount; plus, in each case, interest accrued to the redemption date.

If a change of control occurs, the Company will be required to offer to purchase all or a portion of each debenture holder’s Series 1 Debentures, at a purchase price in cash equal to 101% of the principal amount of the Series 1 Debentures offered for repurchase plus accrued interest to the date of purchase.